SUBSEQUENT EVENTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended		9 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	1 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended			0 Months Ended		12 Months Ended		1 Months Ended		0 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013 Treppel Note [Member]	Nov. 21, 2013 Treppel Note [Member]	Dec. 31, 2013 Mikah Note [Member]	Dec. 31, 2013 Series G Preferred Stock [Member]	Mar. 31, 2013 Series C Preferred Stock [Member]	Mar. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2013 Series C Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Feb. 05, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member] Treppel Note [Member]	Feb. 07, 2014 Subsequent Event [Member] Mikah Note [Member]	Dec. 31, 2013 Subsequent Event [Member] Mikah Note [Member]	Dec. 31, 2013 Subsequent Event [Member] Elite Laboratories Inc [Member] New Jersey [Member]	Mar. 31, 2013 Subsequent Event [Member] Series G Preferred Stock [Member]	Feb. 03, 2014 Subsequent Event [Member] Series C Preferred Stock [Member] Automatic Conversion [Member]	Feb. 06, 2014 Subsequent Event [Member] Series I Preferred Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Lpc Agreement [Member]	Mar. 31, 2013 Subsequent Event [Member] Preferred Stock [Member]	Feb. 05, 2014 Subsequent Event [Member] Common Stock [Member]	Mar. 31, 2013 Subsequent Event [Member] Common Stock [Member]	Feb. 03, 2014 Subsequent Event [Member] Common Stock [Member] Automatic Conversion [Member]	Feb. 03, 2014 Subsequent Event [Member] Common Stock [Member] Automatic Conversion [Member] Elite Laboratories Inc [Member]
Common Stock Issued For Derivative Interest																					358,663
Obligation To Purchase Common Stock Value On Issue																				$ 10,000,000
Maximum Common Stock Value Directed To Purchase																				80,000
Purchase Of Common Stock Increasing Value Per Purchase																				500,000
Common Stock Floor Price Per Share																				$ 0.07
Maximum Percentage To Purchase Common Stock Shares																				9.99%
Common Stock Shares Issued During Period																				2,929,115
Common Stock Additional Shares To Be Issued During Period																				2,929,115
Preferred Stock, Shares Authorized	8,575						1,375			3,200							1,375
Preferred Stock, Shares Issued																	266
Convertible Preferred Stock, Shares Issued upon Conversion																							3,800,000
Common Stock Shares Issued During Period1																				4,785,084
Sale of Stock, Number of Shares Issued in Transaction																						11,275,832
Conversion Of Stock, Shares Issued		29,863,556	140,493,206					8,606,667	18,346,673															167,836	167,106
Conversion Of Stock, Shares Converted		2,475	8,477					1,291	2,752									24
Stock Issued During Period, Shares, Other																								730
Stock Issued During Period, Value, Other																								160
Preferred Stock, Value, Subscriptions																			100,000
Preferred Stock, Shares Subscribed but Unissued																			500
Preferred Stock, Par or Stated Value Per Share																			$ 0.07
Debt Instrument, Issuance Date				Nov. 21, 2013		Aug. 01, 2013
Debt Conversion, Converted Instrument, Expiration or Due Date				Nov. 21, 2016		Aug. 01, 2016
Debt Conversion, Original Debt, Amount	1,000			1,000										10,000,000
Debt Instrument, Face Amount	10,000,000			600,000	600,000
Amount Of Net Operating Losses Transferred Under Technology Business Tax Certificate Transfer Program																332,424
Proceeds From Sale Of Net Operating Losses Transferred Under Technology Business Tax Certificate Transfer Program																295,710
Transfer Price Of Net Operating Losses Transferred Under Technology Business Tax Certificate Transfer Program																The Company sold the net operating loss approved for sale at a transfer price equal to ninety two cents for every benefit dollar.
Proceeds from Issuance of Warrants												$ 151,021
Stock Issued During Period, Shares, Conversion of Units											2,633,334											2,416,334
Conversion Of Stock Converted Terms													converted the entire Treppel Note into 4.242 shares of the Companys Series I Convertible Preferred Stock		converted the entire Mikah Note into 100 shares of I Preferred Stock
Conversion of Stock, Type of Stock Converted						Mikah Note
Debt Instrument, Issuer				Jerry Treppel